Trade and other receivables - Average expected loss rates and gross balances for the retail customer receivables in our US operations (Details) - GBP (£) £ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of financial assets [line items]
Trade receivables	£ 3,266	£ 3,052
Unbilled revenue
Disclosure of financial assets [line items]
Expected credit loss rate	5.00%	0.00%
Trade receivables	£ 395	£ 420
Retail customer receivables
Disclosure of financial assets [line items]
Trade receivables	£ 1,806	£ 1,885
0 – 30 days | Retail customer receivables
Disclosure of financial assets [line items]
Expected credit loss rate	5.00%	3.00%
Trade receivables	£ 623	£ 736
30 – 60 days | Retail customer receivables
Disclosure of financial assets [line items]
Expected credit loss rate	14.00%	12.00%
Trade receivables	£ 184	£ 194
60 – 90 days | Retail customer receivables
Disclosure of financial assets [line items]
Expected credit loss rate	29.00%	20.00%
Trade receivables	£ 105	£ 89
3 – 6 months | Retail customer receivables
Disclosure of financial assets [line items]
Expected credit loss rate	47.00%	30.00%
Trade receivables	£ 119	£ 109
6 – 12 months | Retail customer receivables
Disclosure of financial assets [line items]
Expected credit loss rate	63.00%	39.00%
Trade receivables	£ 104	£ 99
Over 12 months | Retail customer receivables
Disclosure of financial assets [line items]
Expected credit loss rate	79.00%	68.00%
Trade receivables	£ 276	£ 238